UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

June 30, 2011
unaudited

Common stocks — 91.28%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.33%
lululemon athletica inc.1	2,261,414	$252,871
Virgin Media Inc.	5,062,500	151,521
Chipotle Mexican Grill, Inc.1	393,000	121,119
CTC Media, Inc.	5,604,000	119,477
PT Sumber Alfaria Trijaya Tbk2,3	274,541,000	108,850
Delticom AG2,3	939,921	100,587
Melco Crown Entertainment Ltd. (ADR)1	7,225,000	92,263
Minth Group Ltd.2	49,068,000	79,500
Mr Price Group Ltd.2	7,486,480	75,578
CarMax, Inc.1	2,257,000	74,639
Tiffany & Co.	947,000	74,358
ASOS PLC1,2	1,920,955	73,997
Modern Times Group MTG AB, Class B2	913,000	60,325
Lions Gate Entertainment Corp.1,3	9,100,000	60,242
Liberty Media Corp., Series A1	800,000	60,192
Stella International Holdings Ltd.2	23,732,500	60,188
Paddy Power PLC2	1,093,871	59,449
John Wiley & Sons, Inc., Class A	1,134,283	58,994
Pantaloon Retail (India) Ltd.2	8,000,000	54,956
Pantaloon Retail (India) Ltd., Class B2	551,250	2,215
Jumbo SA2,3	7,154,878	54,017
AutoNation, Inc.1	1,375,000	50,339
TOD’S SpA2	367,000	49,071
Mekonomen AB2	1,406,309	48,693
Jubilant FoodWorks Ltd.1,2	2,220,098	47,376
Mando Corp.2	226,000	47,080
Ekornes ASA2,3	2,019,750	45,674
Tractor Supply Co.	667,800	44,662
Brunswick Corp.	2,070,000	42,228
Rightmove PLC2	2,038,594	38,981
Dixons Retail PLC1,2	144,223,542	38,939
Halfords Group PLC2	6,183,500	36,840
Navitas Ltd.2	8,125,000	35,271
Hankook Tire Co., Ltd.2	806,840	34,516
Cox and Kings (India) Ltd.2,3	8,127,900	33,109
Cox and Kings (India) Ltd. (GDR)2,3	330,000	1,344
CJ CGV Co., Ltd.2,3	1,235,000	34,343
Clicks Group Ltd.2	5,325,000	33,324
New Oriental Education & Technology Group Inc. (ADR)1	295,000	32,957
Dollarama Inc.	950,000	32,181
Domino’s Pizza UK & IRL PLC2	4,826,500	31,273
HT Media Ltd.2	8,179,036	31,122
Golden Eagle Retail Group Ltd.2	11,982,000	30,551
Great Wall Motor Co. Ltd., Class H2	18,277,000	30,278
Capella Education Co.1	719,000	30,090
SuperGroup PLC1,2	2,137,500	29,603
Boyd Gaming Corp.1	3,349,000	29,136
Williams-Sonoma, Inc.	793,000	28,937
HUGO BOSS AG2	283,000	28,730
ValueVision Media, Inc., Class A1,3	3,686,093	28,199
Harman International Industries, Inc.	600,000	27,342
Mood Media Corp.1,3,4	6,375,000	19,830
Mood Media Corp. (CDI) (GBP denominated)1,2,3,4	2,375,000	7,388
DreamWorks Animation SKG, Inc., Class A1	1,340,000	26,934
Thomas Cook Group PLC2	12,480,000	26,641
Scholastic Corp.	1,000,000	26,600
Domino’s Pizza Enterprises Ltd.2,3	4,002,300	25,969
CFAO2	580,000	25,123
GEOX SpA2	4,134,693	24,777
Leggett & Platt, Inc.	990,000	24,136
WMS Industries Inc.1	782,000	24,023
Shopper’s Stop Ltd.2	2,340,000	23,741
Tupperware Brands Corp.	350,000	23,607
TAKKT AG2	1,456,778	23,553
Youngone Corp.2	1,555,000	22,279
Lojas Renner SA, ordinary nominative	580,000	22,113
CDON Group AB1,2,3	3,555,515	21,634
Domino’s Pizza, Inc.1	850,000	21,454
Café de Coral Holdings Ltd.2	8,758,000	21,374
Signet Jewelers Ltd.1	450,000	21,064
Sotheby’s Holdings, Inc.	475,000	20,662
SAF-HOLLAND SA, non-registered shares1,2	1,655,600	20,616
Ocado Group PLC1,2	6,969,708	20,378
Urban Outfitters, Inc.1	675,000	19,001
Timberland Co., Class A1	435,280	18,704
Tesla Motors, Inc.1	610,000	17,769
Parkson Retail Group Ltd.2	11,990,500	17,570
Fielmann AG2	157,500	17,519
Schibsted ASA2	535,000	17,064
Parkson Holdings Bhd.2	8,390,322	16,745
Hongkong and Shanghai Hotels, Ltd.2	9,995,212	16,713
Aristocrat Leisure Ltd.2	6,350,000	16,555
Group 1 Automotive, Inc.	400,000	16,472
T4F Entretenimento SA, ordinary nominative1	1,777,500	16,002
REXLot Holdings Ltd.2	165,000,000	15,958
Hyundai Home Shopping Co., Ltd.2	132,700	15,907
Strayer Education, Inc.	114,758	14,504
National American University Holdings, Inc.3	1,515,000	14,256
POLYTEC Holding AG, non-registered shares1,2,3	1,280,120	14,093
K-Swiss Inc., Class A1	1,270,228	13,503
Entertainment One Ltd.1,2	5,067,782	13,260
Headlam Group PLC2	2,809,685	13,168
Shimano Inc.2	233,800	12,856
P.F. Chang’s China Bistro, Inc.	300,000	12,072
United Auto Group, Inc.	529,554	12,042
Gourmet Master Co., Ltd.1,2	1,297,000	11,764
Daily Mail and General Trust PLC, Class A, nonvoting2	1,540,000	11,479
Bloomsbury Publishing PLC2,3	5,405,000	11,250
China Zenix Auto International Ltd. (ADR)1	2,152,000	11,190
Jarden Corp.	320,000	11,043
Fourlis1,2	1,810,000	10,874
Blue Nile, Inc.1	246,565	10,844
OfficeMax Inc.1	1,360,000	10,676
RadioShack Corp.	775,000	10,315
ZON Multimédia – Serviços de Telecomunicações e Multimédia, SGPS, SA2	1,963,887	9,113
D.B. Corp Ltd.2	1,720,000	8,926
Intercontinental Hotels Group PLC2	430,678	8,814
Talwalkars Better Value Fitness Ltd.2,3	1,446,000	8,162
Sky-mobi Ltd. (ADR)1	1,080,610	7,888
Bijou Brigitte modische Accessoires AG2	52,000	6,407
Toll Corp.1	300,000	6,222
Cinema City International NV1,2	400,000	5,162
Praktiker Bau- und Heimwerkermärkte Holding AG2	605,280	5,128
Megastudy Co., Ltd.2	37,019	4,983
Little Sheep Group Ltd., Class H2	4,669,000	3,738
Cheil Worldwide Inc.2	250,000	3,722
Corinthian Colleges, Inc.1	806,040	3,434
GAME Group PLC2	5,179,728	3,014
GVC Holdings PLC2	1,392,400	2,335
Billabong International Ltd.2	146,444	947
Ten Alps PLC1,2	3,439,001	186
Five Star Travel Corp.1,2,5	96,033	14
CEC Unet PLC1,2,3	35,100,775	—
Spot Runner, Inc.1,2,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,2,5	1,900,000	—
		3,870,786

INDUSTRIALS — 14.15%
MSC Industrial Direct Co., Inc., Class A	2,147,500	142,401
Container Corp. of India Ltd.2	4,542,191	105,852
MTU Aero Engines Holding AG2	1,323,100	105,562
Jain Irrigation Systems Ltd.2,3	23,537,564	89,789
IDEX Corp.	1,885,000	86,427
Intertek Group PLC2	2,702,000	85,564
Michael Page International PLC2	9,727,502	83,529
Herman Miller, Inc.	2,800,000	76,216
AirAsia Bhd.2	64,000,000	74,669
SIA Engineering Co. Ltd.2	20,776,000	73,619
Pipavav Shipyard Ltd.1,2,3	40,290,000	69,182
Meggitt PLC2	10,812,184	66,205
Nabtesco Corp.2	2,621,000	63,548
Beacon Roofing Supply, Inc.1,3	2,592,000	59,149
Johnson Electric Holdings Ltd.2	87,119,500	58,317
BELIMO Holding AG2	26,812	57,796
Northgate PLC1,2,3	10,626,805	55,928
Landstar System, Inc.	1,167,000	54,242
MITIE Group PLC2	12,509,000	47,737
Goodpack Ltd.2,3	30,060,000	44,846
Watsco, Inc.	653,500	44,431
Graco Inc.	875,000	44,327
Corrections Corporation of America1	1,998,900	43,276
PT Sarana Menara Nusantara Tbk1,2	34,850,000	42,265
Uponor Oyj2	2,521,600	41,833
Exponent, Inc.1,3	936,400	40,743
Mobile Mini, Inc.1	1,760,215	37,299
Frigoglass SAIC2,3	2,358,904	33,220
THK Co., Ltd.2	1,301,000	33,117
Serco Group PLC2	3,490,000	30,930
Regus PLC2	17,206,004	30,571
Andritz AG2	293,600	30,231
Ennis, Inc.3	1,733,692	30,166
Blount International, Inc.1	1,705,000	29,786
Société BIC SA2	308,000	29,766
Danieli & C. Officine Meccaniche SpA, nonconvertible shares2	1,920,000	29,017
Boer Power Holdings Ltd.2	31,753,000	28,756
Heidelberger Druckmaschinen AG, non-registered shares1,2	7,517,000	27,036
Comfort Systems USA, Inc.3	2,476,000	26,270
Ritchie Bros. Auctioneers Inc.	950,000	26,115
Houston Wire & Cable Co.3	1,678,900	26,107
easyJet PLC1,2	4,489,100	25,856
TrueBlue, Inc.1	1,702,695	24,655
Austal Ltd.2	8,200,000	24,496
Amtek Engineering Ltd.1,2,3	30,199,000	24,392
Dynasty Ceramic PCL2	15,378,000	23,414
BrisConnections Unit Trusts1,2,3	27,300,000	23,131
Cebu Air, Inc.2	10,800,000	22,729
Steelcase Inc., Class A	1,900,000	21,641
Singapore Post Private Ltd.2	22,689,000	21,430
AeroVironment, Inc.1	600,000	21,210
Interline Brands, Inc.1	1,146,983	21,070
Wavin NV1,2	1,355,058	20,447
Robert Half International Inc.	745,000	20,137
Globaltrans Investment PLC (GDR)2	1,070,000	19,892
Zumtobel AG2	740,000	19,423
AIA Engineering Ltd.2	2,301,093	19,202
Ellaktor SA1,2	5,287,381	19,002
China Automation Group Ltd.2	27,000,000	18,959
Tiger Airways Holdings Ltd.1,2	19,500,000	18,943
Meyer Burger Technology AG1,2	424,884	18,768
Douglas Dynamics, Inc.3	1,175,000	18,553
TransDigm Group Inc.1	203,000	18,512
OSG Corp.2	1,293,900	18,041
WABCO Holdings Inc.1	255,000	17,610
Geberit AG2	74,000	17,534
OJSC Center for Cargo Container Traffic TransContainer (GDR)2	1,456,500	17,474
G&K Services, Inc., Class A	503,600	17,052
Standard Parking Corp.1,3	1,048,600	16,746
School Specialty, Inc.1,3	1,153,240	16,595
KBR, Inc.	435,000	16,395
S1 Corp.2	314,000	16,252
SAI Global Ltd.2	3,158,843	16,094
Wienerberger AG2	868,000	15,970
Dalian Port (PDA) Co. Ltd., Class H2	44,264,000	15,684
Charter International PLC2	1,221,986	15,534
Corporate Executive Board Co.	353,786	15,443
Westport Innovations Inc.1	600,000	14,412
Mine Safety Appliances Co.	379,400	14,167
Implenia AG1,2	429,315	14,042
Vossloh AG2	100,000	14,019
American Science and Engineering, Inc.	175,000	14,000
Polypore International, Inc.1	200,000	13,568
Chemring Group PLC2	1,283,272	13,172
Hays PLC2	7,755,000	12,820
Cpl Resources PLC2,3	2,975,986	11,651
ITE Group PLC2	3,305,000	11,580
SFN Group, Inc.1	1,196,377	10,875
Seco Tools AB, Class B2	650,000	10,545
Interserve PLC2	1,945,000	10,068
Haitian International Holdings Ltd.2	7,580,000	9,853
United Stationers Inc.	272,000	9,637
DCC PLC2	320,000	9,116
EACOM Timber Corp.1,3,4	26,200,000	8,422
United Continental Holdings, Inc.1	357,000	8,079
Pfeiffer Vacuum Technology AG, non-registered shares2	64,000	8,025
Lonking Holdings Ltd.2	12,670,000	6,942
Burckhardt Compression Holding AG2	22,440	6,847
Teleperformance SA2	200,000	5,881
Prysmian SpA2	260,000	5,230
Norwegian Air Shuttle ASA1,2	227,252	4,195
KEPCO Plant Service & Engineering Co., Ltd.2	131,610	3,907
AMR Corp.1	600,000	3,240
Downer EDI Ltd.2	292,703	1,167
Aker Philadelphia Shipyard ASA1,2,4	346,000	430
American Shipping Co. ASA1,2	381,069	346
Imagelinx PLC1,2,3	20,935,714	336
		3,160,698

INFORMATION TECHNOLOGY — 13.38%
Kingboard Chemical Holdings Ltd.2	32,356,200	150,635
AAC Acoustic Technologies Holdings Inc.2	59,537,000	140,069
Hittite Microwave Corp.1,3	2,084,500	129,051
Compuware Corp.1,3	11,770,000	114,875
National Instruments Corp.	3,686,479	109,452
SINA Corp.1	933,500	97,177
Monster Worldwide, Inc.1	5,991,000	87,828
AVEVA Group PLC2	2,747,500	75,539
Elster Group SE (ADR)1	4,470,000	73,219
FactSet Research Systems, Inc.	670,000	68,554
Kingdee International Software Group Co. Ltd.2	116,850,400	63,223
Digital River, Inc.1	1,862,000	59,882
AOL Inc.1	2,845,000	56,502
Vistaprint NV1	1,115,000	53,353
Kingboard Laminates Holdings Ltd.2	67,009,736	52,689
Websense, Inc.1,3	2,015,000	52,330
eAccess Ltd.2	114,800	51,550
VTech Holdings Ltd.2	4,279,000	50,710
China High Precision Automation Group Ltd.2,3	63,500,000	49,791
Kapsch TrafficCom AG2	548,989	49,148
MICROS Systems, Inc.1	919,000	45,683
OpenTable, Inc.1	504,400	41,926
Quantum Corp.1,3	12,568,897	41,477
Hana Microelectronics PCL2,3	53,925,000	40,964
Rovi Corp.1	676,100	38,781
Novellus Systems, Inc.1	1,036,000	37,441
Fidessa group PLC2	1,199,500	37,296
Dialog Semiconductor PLC1,2	1,997,300	36,300
Halma PLC2	5,365,000	35,675
Neopost SA2	412,691	35,454
Microchip Technology Inc.	900,000	34,119
FormFactor, Inc.1,3	3,715,000	33,658
Semtech Corp.1	1,216,000	33,245
Tripod Technology Corp.2	7,980,000	33,190
Avid Technology, Inc.1	1,758,887	33,137
Genpact Ltd.1	1,905,387	32,849
Global Payments Inc.	640,000	32,640
ULVAC, Inc.2	1,175,000	29,003
Wistron Corp.2	15,438,752	27,523
Delta Electronics (Thailand) PCL2	33,935,900	27,413
Limelight Networks, Inc.1,3	6,000,000	27,360
Autodesk, Inc.1	705,000	27,213
Wintek Corp.1,2	20,000,000	26,594
Akamai Technologies, Inc.1	827,000	26,026
Cirrus Logic, Inc.1	1,629,668	25,912
Trimble Navigation Ltd.1	650,000	25,766
Littelfuse, Inc.	400,000	23,488
Active Network, Inc.1	1,330,000	23,408
SEEK Ltd.2	3,199,737	22,199
Red Hat, Inc.1	478,000	21,940
OBIC Co., Ltd.2	114,540	21,388
Jabil Circuit, Inc.	1,044,000	21,089
DTS, Inc.1	503,900	20,433
Infotech Enterprises Ltd.1,2,3	6,000,000	19,394
Immersion Corp.1,3	2,254,000	19,227
Yaskawa Electric Corp.2	1,690,000	18,957
RealPage, Inc.1	696,000	18,423
Camelot Information Systems Inc. (ADR)1	1,204,000	18,000
OnMobile Global Ltd.1,2,3	7,184,110	17,442
Spectris PLC2	680,000	17,375
SciQuest, Inc.1	951,100	16,254
Comverse Technology, Inc.1	2,050,000	15,888
Green Packet Bhd.1,2,3,4	29,583,116	8,191
Green Packet Bhd.1,2,3	23,016,100	6,373
RichTek Technology Corp.2	2,090,000	14,401
KLA-Tencor Corp.	340,650	13,790
China Wireless Technologies Ltd.2	68,300,000	13,730
Ultimate Software Group, Inc.1	250,000	13,607
centrotherm photovoltaics AG1,2	304,752	13,507
Envestnet, Inc.1	876,664	13,018
Persistent Systems Ltd.2	1,466,000	12,036
Lender Processing Services, Inc.	528,000	11,040
Heartland Payment Systems, Inc.	509,004	10,485
Liquidity Services, Inc.1	433,170	10,227
THQ Inc.1	2,738,033	9,912
HiSoft Technology International Ltd. (ADR)1	665,000	9,742
Dolby Laboratories, Inc., Class A1	218,400	9,273
LoopNet, Inc.1	473,735	8,707
SuccessFactors, Inc.1	292,500	8,599
Cadence Design Systems, Inc.1	735,504	7,767
Renesas Electronics Corp.1,2	837,200	7,238
Playtech Ltd.2	1,297,000	7,081
Oakton Ltd.2	1,520,000	3,412
Ubisoft Entertainment SA1,2	285,000	2,857
SemiLEDS Corp.1	350,000	2,257
Trony Solar Holdings Co. Ltd.1,2	4,952,000	2,179
HSW International, Inc.1	81,521	468
HSW International, Inc.1,2,5	29,470	144
		2,987,168

HEALTH CARE — 11.26%
Pharmasset, Inc.1	1,582,000	177,500
Endo Pharmaceuticals Holdings Inc.1	3,108,100	124,852
Cochlear Ltd.2	1,441,910	111,302
Alere Inc.1	2,743,771	100,477
ZOLL Medical Corp.1,3	1,456,923	82,549
Regeneron Pharmaceuticals, Inc.1	1,368,820	77,626
Fleury SA, ordinary nominative	5,252,150	76,495
Integra LifeSciences Holdings Corp.1,3	1,537,978	73,531
Incyte Corp.1	3,871,300	73,322
Hikma Pharmaceuticals PLC2	5,689,153	69,397
Grifols, SA2	3,290,000	66,016
NuVasive, Inc.1	1,786,936	58,754
Omega Pharma NV2	1,141,350	58,740
Intuitive Surgical, Inc.1	155,000	57,677
Thoratec Corp.1	1,731,000	56,811
athenahealth, Inc.1	1,378,363	56,651
Fisher & Paykel Healthcare Corp. Ltd.2	24,427,695	55,889
VCA Antech, Inc.1	2,575,000	54,590
Emeritus Corp.1,3	2,565,000	54,506
Sysmex Corp.2	1,434,000	53,939
Ansell Ltd.2	3,450,000	52,531
ArthroCare Corp.1,3	1,445,400	48,378
Hill-Rom Holdings, Inc.	1,046,368	48,175
Cadence Pharmaceuticals, Inc.1,3	5,042,279	46,389
Myriad Genetics, Inc.1	1,839,600	41,777
BioMarin Pharmaceutical Inc.1	1,457,500	39,659
Hologic, Inc.1	1,965,000	39,634
Invacare Corp.	1,089,400	36,157
Top Glove Corp. Bhd.2	18,724,000	32,563
Savient Pharmaceuticals, Inc.1,3	4,294,200	32,164
Pharmacyclics, Inc.1,3	3,062,300	31,970
Bangkok Dusit Medical Services PCL2	17,080,000	29,387
Illumina, Inc.1	362,000	27,204
St.Shine Optical Co. Ltd.2	1,660,000	25,231
Genomma Lab Internacional, SAB de CV, Series B1	9,535,000	24,301
Nakanishi Inc.2	226,000	23,300
ARIAD Pharmaceuticals, Inc.1	2,000,000	22,660
Fluidigm Corp.1,2,3,4	984,234	14,030
Fluidigm Corp.1,3	500,000	8,385
CFR Pharmaceuticals SA (ADR)1,2,4	824,254	22,399
ResMed Inc.1	520,000	16,094
ResMed Inc. (CDI) (AUD denominated)1,2	1,980,000	6,112
Virbac SA2	128,000	21,875
Sonic Healthcare Ltd.2	1,552,967	21,425
Emergent BioSolutions Inc.1	940,000	21,197
MEDICA SA2	970,000	20,773
Volcano Corp.1	596,411	19,258
Kinetic Concepts, Inc.1	330,000	19,018
JSC Pharmstandard (GDR)1,2	824,610	18,800
Wright Medical Group, Inc.1	1,154,485	17,317
TECHNE Corp.	200,000	16,674
Nobel Biocare Holding AG2	770,000	15,693
Tsumura & Co.2	490,000	15,678
Sagent Pharmaceuticals, Inc.1	500,000	13,490
Abaxis, Inc.1	487,390	13,281
Codexis, Inc.1	1,200,100	11,557
EGIS Nyrt.2	107,000	11,500
Ipca Laboratories Ltd.2	1,295,000	10,020
BG Medicine, Inc.1,2,3,4	1,036,634	7,014
BG Medicine, Inc.1,3	374,213	2,979
NxStage Medical, Inc.1	406,000	8,453
MicroPort Scientific Corp.2	13,000,000	8,380
Merck Ltd.2	299,383	4,221
Odontoprev SA, ordinary nominative	227,600	3,792
Krka, dd, Novo mesto1,2	12,820	1,116
Newron Pharmaceuticals SpA1,2	114,000	787
Newron Pharmaceuticals SpA1,2,4	36,221	250
Array BioPharma Inc.1	234,828	526
Allied Medical Ltd.1,2,5	147,030	409
		2,514,607

FINANCIALS — 9.82%
East West Bancorp, Inc.	6,937,515	140,207
Dah Sing Financial Holdings Ltd.2,3	18,061,025	92,546
YES BANK Ltd.2	11,658,445	81,437
Onex Corp.	2,000,000	77,495
Kotak Mahindra Bank Ltd.1,2	7,170,098	76,939
Manappuram General Finance and Leasing Ltd.2,3	45,864,100	57,823
Manappuram General Finance and Leasing Ltd.2,3,4	8,948,714	11,282
Brait SA2,3	25,388,200	62,091
SVB Financial Group1	861,400	51,434
City National Corp.	945,450	51,291
Zions Bancorporation	2,110,000	50,661
Banco Cruzeiro do Sul SA, preferred nominative	5,473,100	49,518
Cullen/Frost Bankers, Inc.	841,000	47,811
JSE Ltd.2,3	4,745,245	44,609
Rayonier Inc.	675,000	44,111
Capitol Federal Financial, Inc.	3,700,000	43,512
IG Group Holdings PLC2	6,169,700	43,214
Greenhill & Co., Inc.	791,000	42,572
Northwest Bancshares, Inc.	3,337,500	41,986
BOK Financial Corp.	710,000	38,887
TISCO Financial Group PCL2	31,317,000	38,332
Internet Capital Group, Inc.1,3	3,096,000	37,864
Savills PLC2	5,942,825	37,293
National Financial Partners Corp.1,3	3,174,800	36,637
GSW Immobilien AG, non-registered shares1,2	1,017,333	34,890
Robinsons Land Corp.2	115,015,050	31,908
First Republic Bank1	979,655	31,623
First American Financial Corp.	1,980,700	30,998
PT Agung Podomoro Land Tbk1,2	813,489,000	30,889
Sonae Sierra Brasil SA, ordinary nominative	1,915,000	29,817
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	28,593
Assured Guaranty Ltd.	1,730,000	28,216
Banco ABC Brasil SA, preferred nominative	3,639,000	27,328
BS Financial Group Inc.1,2	1,920,000	27,276
Sterling Financial Corp.1,4	1,666,668	26,783
Banco Industrial e Comercial SA, preferred nominative	4,028,100	25,552
Hospitality Properties Trust	1,030,000	24,978
Colony Financial, Inc.	1,345,000	24,304
Synovus Financial Corp.	11,505,554	23,932
Eaton Vance Corp., nonvoting shares	750,000	22,673
Popular, Inc.1	8,150,000	22,494
National Penn Bancshares, Inc.	2,781,549	22,058
CapitalSource Inc.	3,300,000	21,285
Starwood Property Trust, Inc.	980,000	20,100
Banca Generali SpA2	1,413,000	19,582
Paraná Banco SA, preferred nominative	2,318,400	18,792
Portfolio Recovery Associates, Inc.1	208,000	17,636
Mahindra Lifespace Developers Ltd.2,3	2,157,380	17,508
Dah Sing Banking Group Ltd.2	12,107,600	17,041
Oslo Børs VPS Holding ASA2	1,002,335	16,349
Hellenic Exchanges SA2	2,259,000	16,114
Bao Viet Holdings2	4,137,486	15,816
Home Federal Bancorp, Inc.3	1,384,249	15,213
First Southern Bancorp, Inc.1,2,3,5	1,344,915	14,781
Old Republic International Corp.	1,235,000	14,511
Noah Holdings Ltd. (ADR)1	1,260,000	14,162
Developers Diversified Realty Corp.	990,000	13,959
Talmer Bank and Trust1,2,5	1,650,000	13,200
Redwood Trust, Inc.	850,000	12,852
Ascendas India Trust2	16,124,000	12,486
Banco Daycoval SA, preferred nominative	1,954,800	12,275
Frasers Centrepoint Trust2	9,800,000	12,214
Canadian Western Bank	375,000	11,976
PT Summarecon Agung Tbk2	84,285,000	11,221
Compartamos, SAB de CV	6,000,000	10,849
CenterState Banks, Inc.	1,375,400	9,518
Banco Panamericano SA, preferred nominative1	2,061,000	7,963
Midland Holdings Ltd.2	12,590,000	7,391
Laurentian Bank of Canada	135,400	6,256
Gruppo MutuiOnline SpA2	691,561	4,639
Oriental Financial Group Inc.4	354,179	4,565
Islamic Arab Insurance Co. (Salama)1,2	23,870,000	4,436
ARA Asset Management Ltd.2	2,846,600	3,526
Jyske Bank A/S1,2	27,508	1,087
		2,193,167

MATERIALS — 6.87%
African Minerals Ltd.1,2	10,821,621	89,969
African Minerals Ltd.1,2,4	1,871,500	15,559
Kenmare Resources PLC1,2	95,876,802	90,714
Kenmare Resources PLC1,2,4	14,095,980	13,337
FUCHS PETROLUB AG2	1,133,580	58,782
FUCHS PETROLUB AG, preference shares2	580,500	32,281
AptarGroup, Inc.	1,617,682	84,669
African Petroleum Corp. Ltd.1,2	73,478,550	66,988
OCI Materials Co., Ltd.2	455,000	56,996
Aquarius Platinum Ltd.2	7,711,111	39,149
Aquarius Platinum Ltd. (GBP denominated)2	1,738,790	8,875
Coal of Africa Ltd.1,2,3	37,135,000	44,770
Talvivaara Mining Co. PLC1,2	5,473,800	40,852
Gem Diamonds Ltd.1,2,3	11,061,300	40,709
Schweitzer-Mauduit International, Inc.	720,000	40,428
Harry Winston Diamond Corp. (CAD denominated)1	2,141,900	35,578
Harry Winston Diamond Corp.1	258,100	4,290
Chr. Hansen Holding A/S2	1,510,000	35,808
James Hardie Industries SE1,2	5,500,000	34,806
Cline Mining Corp.1,3	14,300,300	33,955
Midas Holdings Ltd.2	48,467,000	25,698
Midas Holdings Ltd. (HKD denominated)2	10,000,000	5,260
OCI Co. Ltd.2	75,514	28,622
Symrise AG2	865,046	27,558
Vicat S.A.2	316,000	26,537
Yingde Gases Group Co. Ltd.2	28,381,000	26,214
Talison Lithium Ltd.1,3	6,253,200	24,638
Croda International PLC2	804,500	24,365
Jaguar Mining Inc.1,3	5,035,000	24,015
China Shanshui Cement Group Ltd.2	19,557,000	22,732
Eastern Platinum Ltd.1	19,121,450	15,861
Eastern Platinum Ltd.1,4	8,160,000	6,769
PT Indocement Tunggal Prakarsa Tbk2	10,995,000	21,913
Mineral Deposits Ltd.1,2	2,534,150	15,454
Mineral Deposits Ltd. (CAD denominated)1	1,012,800	5,808
Arkema SA2	191,000	19,663
Steel Dynamics, Inc.	1,100,000	17,875
Huntsman Corp.	918,300	17,310
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.2	40,920,000	17,167
Sika AG, non-registered shares2	6,750	16,264
United Phosphorus Ltd.2	4,730,000	16,180
Scotts Miracle-Gro Co., Class A	289,900	14,875
Baja Mining Corp.1,4	13,000,000	14,692
AK Steel Holding Corp.	905,000	14,263
Teranga Gold Corp. (CDI) (AUD denominated)1,2	2,881,757	7,672
Teranga Gold Corp.1	2,567,079	6,574
Yamana Gold Inc.	1,200,000	14,010
Gran Colombia Gold SA1	15,684,000	13,172
Greatview Aseptic Packaging Co. Ltd.1,2	21,633,000	13,132
Titan Cement Co. SA2	491,500	11,896
Copper Mountain Mining Corp.1	1,485,000	11,502
Balchem Corp.	259,000	11,339
Obtala Resources Ltd.1,2,3	8,500,000	5,458
Obtala Resources Ltd.1,2,3,4	7,950,000	5,105
Mountain Province Diamonds Inc.1,4	1,904,762	10,388
Cape Lambert Resources Ltd.1,2	20,885,678	10,003
Shree Cement Ltd.2	250,000	9,876
TFS Corporation Ltd2	9,775,994	9,288
Huabao International Holdings Ltd.2	9,967,000	9,075
Siam City Cement PCL2	1,300,000	9,060
Sirius Minerals PLC1,2,3	56,804,735	8,159
China Forestry Holdings Co., Ltd.1,2	29,142,000	7,227
PT Indah Kiat Pulp & Paper Tbk1,2	47,250,000	7,112
Central Asia Metals PLC1,2	3,986,000	5,307
Vatukoula Gold Mines PLC1,2,4	3,214,081	4,861
Rusoro Mining Ltd.1,4	20,000,000	4,355
Rusoro Mining Ltd.1	1,437,000	313
Engro Corp. Ltd.2	1,993,200	3,785
Birla Corp. Ltd.2	484,500	3,573
Hummingbird Resources PLC1,2,4	1,650,000	3,284
Sino-Forest Corp.1	900,000	2,986
European Nickel PLC1,2	12,450,000	2,926
J.K. Cement Ltd.2	1,106,630	2,685
Mwana Africa PLC1,2,4	29,857,130	2,190
		1,534,561

ENERGY — 5.98%
Pacific Rubiales Energy Corp.	4,151,300	111,267
InterOil Corp.1	1,690,373	98,904
Comstock Resources, Inc.1,3	3,049,611	87,798
Rosetta Resources Inc.1	1,640,000	84,526
Gulf Keystone Petroleum Ltd.1,2,4	36,140,867	80,198
Exillon Energy PLC1,2,3	9,619,660	67,154
Concho Resources Inc.1	673,000	61,815
Core Laboratories NV	540,000	60,232
Zhaikmunai LP (GDR)1,2,4	5,158,733	51,128
Zhaikmunai LP (GDR)1,2	353,650	3,505
Heritage Oil Ltd.2	13,488,000	47,498
Schoeller-Bleckmann Oilfield Equipment AG2	516,000	44,687
Banpu PCL2	1,895,000	44,277
Cimarex Energy Co.	481,500	43,296
FMC Technologies, Inc.1	830,000	37,176
Bill Barrett Corp.1	700,000	32,445
Legacy Oil + Gas Inc.1	2,014,400	24,458
Dockwise Ltd.1,2	882,752	24,277
Oasis Petroleum Inc.1	783,049	23,241
Harvest Natural Resources, Inc.1,3	2,035,000	22,446
Miclyn Express Offshore Ltd.2	13,550,000	22,078
Tethys Petroleum Ltd.1,3	18,348,700	20,546
Goodrich Petroleum Corp.1	995,000	18,318
WorleyParsons Ltd.2	589,556	17,901
Kodiak Oil & Gas Corp.1	3,000,000	17,310
Oceaneering International, Inc.	410,000	16,605
Aurelian Oil & Gas PLC1,2	17,960,000	16,433
Frontier Oil Corp.	500,000	16,155
SinoTech Energy Ltd. (ADR)1,3	3,820,900	15,818
BPZ Resources, Inc.1	4,562,400	14,965
Sterling Resources Ltd.1	7,525,000	12,874
Pacific Coal, SA1,3,4	17,000,000	12,339
Petroleum Development Corp.1	412,000	12,323
Petrodorado Energy Ltd.1,3	38,400,000	12,144
Approach Resources Inc.1	527,900	11,967
Zodiac Exploration Inc.1	13,920,000	11,258
BNK Petroleum Inc.1,4	2,000,000	9,581
BNK Petroleum Inc.1	90,380	433
Falkland Oil and Gas Ltd.1,2	10,225,000	9,263
Borders & Southern Petroleum PLC1,2	10,017,000	8,160
Saras SpA1,2	2,360,000	5,024
Value Creation Inc.1,2,5	4,529,354	2,348
		1,334,171

CONSUMER STAPLES — 4.43%
Lindt & Sprüngli AG2	1,369	49,879
Lindt & Sprüngli AG, participation certificate2	11,121	34,657
Drogasil SA, ordinary nominative3	9,482,600	64,710
Kernel Holding SA1,2	1,523,150	42,307
Emami Ltd.2	3,950,000	42,161
Davide Campari-Milano SpA2	5,120,000	42,082
Real Nutriceutical Group Ltd.2,3	62,800,000	41,308
Strauss Group Ltd.2	2,643,350	40,514
CP ALL PCL2	25,948,500	37,546
FANCL Corp.2	2,567,000	35,038
Emmi AG2	136,100	34,618
Super Group Ltd.2,3	29,500,000	34,398
PZ Cussons PLC2	5,905,000	33,740
MARR SpA2	2,499,899	32,207
Hite Brewery Co., Ltd.2	305,000	32,028
TreeHouse Foods, Inc.1	580,000	31,674
China Yurun Food Group Ltd.2	9,910,000	28,086
Bizim Toptan Satis Magazalari AS2	1,645,500	26,366
Coca-Cola Icecek AS, Class C2	1,672,785	24,677
Godrej Consumer Products Ltd.2	2,493,150	24,088
Church & Dwight Co., Inc.	580,348	23,527
Eurocash SA2	1,877,000	20,184
AMOREPACIFIC Corp.2	17,600	19,680
Origin Enterprises PLC2	3,213,300	17,515
USANA Health Sciences, Inc.1	525,000	16,422
Central European Distribution Corp.1	1,338,000	14,986
Raia SA, ordinary nominative1	850,000	14,160
Ralcorp Holdings, Inc.1	157,300	13,619
Viscofan, SA, non-registered shares2	339,000	13,506
Wumart Stores, Inc., Class H2	5,205,000	12,992
Philip Morris CR as2	22,200	12,862
Asian Citrus Holdings Ltd.2	12,890,000	11,793
Pesquera Exalmar SA, Class A2	7,050,000	11,256
Petra Foods Ltd.2	6,683,000	10,777
Tilaknager Industries Ltd.2,3	8,890,000	8,504
Zhongpin Inc.1	775,000	8,122
Poslovni sistem Mercator, dd2	34,891	8,109
Nong Shim Co., Ltd.2	28,542	6,508
Synutra International, Inc.1	629,347	6,180
Milkiland NV1,2	460,000	5,702
		988,488

UTILITIES — 1.64%
ENN Energy Holdings Ltd.2,3	63,850,000	217,034
Hyflux Ltd2	23,403,000	37,970
Greenko Group PLC1,2	7,034,000	23,708
Glow Energy PCL2	10,850,000	17,704
KSK Energy Ventures Ltd.1,2	7,000,000	17,329
Manila Water Co., Inc.2	38,400,900	16,515
Caparo Energy Ltd.1,2,4	6,540,000	12,071
Thai Tap Water Supply PCL2	49,600,000	8,888
CESC Ltd.2	1,146,400	7,679
Orient Green Power Co. Ltd.1,2	18,210,740	7,153
		366,051

TELECOMMUNICATION SERVICES — 1.41%
tw telecom inc.1	4,548,000	93,371
Telephone and Data Systems, Inc.	1,700,000	52,836
Telephone and Data Systems, Inc., special common shares	310,000	8,348
Leap Wireless International, Inc.1	3,298,600	53,536
MetroPCS Communications, Inc.1	2,961,670	50,970
Total Access Communication PCL2	14,946,000	26,713
Daisy Group PLC1,2	10,000,000	20,372
Partner Communications Co. Ltd.2	630,000	9,452
		315,598

MISCELLANEOUS — 5.01%
Other common stocks in initial period of acquisition		1,118,314

Total common stocks (cost: $15,005,723,000)		20,383,609

Preferred stocks — 0.03%

FINANCIALS — 0.03%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	302,600	7,910

Total preferred stocks (cost: $5,528,000)		7,910

Warrants — 0.04%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,3	5,272,000	4,764

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	2,604,420	1,356

ENERGY — 0.01%
Pacific Coal, SA, warrants, expire 20161,2,3,4	8,500,000	1,322

MATERIALS — 0.00%
Gran Colombia Gold SA, warrants, expire 20151	1,382,000	437

HEALTH CARE — 0.00%
BG Medicine, Inc., warrants, expire 20201,2,3,4	51,921	350

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		876

Total warrants (cost: $3,286,000)		9,105

	Shares or
Convertible securities — 0.51%	principal amount

CONSUMER DISCRETIONARY — 0.20%
Coupons.com Inc., Series B, convertible preferred1,2,5	4,095,862	45,000
Spot Runner, Inc., Series C, convertible preferred1,2,5	1,626,016	—
		45,000

INFORMATION TECHNOLOGY — 0.11%
Angie’s List, Inc., Series D1,2,5	282,736	20,000
Quantum Corp. 3.50% convertible notes 20153,4	$4,900,000	5,335
		25,335

FINANCIALS — 0.11%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	522,700	10,585
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	9,150
National Financial Partners Corp. 4.00% convertible notes 20173	$4,000,000	4,515
		24,250

INDUSTRIALS — 0.03%
AMR Corp. 6.25% convertible notes 2014	$7,000,000	6,825

ENERGY — 0.03%
Harvest Natural Resources, Inc. 8.25% convertible notes 20133	$3,000,000	6,113

HEALTH CARE — 0.02%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 20183	$3,400,000	3,404

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,970

Total convertible securities (cost: $109,863,000)		112,897

	Principal amount
Bonds & notes — 0.01%	(000)

FINANCIALS — 0.01%
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	3,191	3,215

Total bonds & notes (cost: $3,135,000)		3,215

Short-term securities — 8.39%

Freddie Mac 0.10%–0.23% due 8/8/2011–3/5/2012	474,800	474,605
Fannie Mae 0.07%–0.145% due 7/5/2011–1/23/2012	257,291	257,156
Westpac Banking Corp. 0.19%–0.25% due 7/29–10/6/20114	139,400	139,371
Thunder Bay Funding, LLC 0.17%–0.18% due 8/19–10/3/20114	63,011	62,983
Old Line Funding, LLC 0.17%–0.19% due 8/8–8/22/20114	26,800	26,797
Svenska Handelsbanken Inc. 0.21%–0.24% due 8/3–8/4/20114	77,600	77,587
Nordea North America, Inc. 0.20%–0.26% due 8/2–11/7/2011	76,900	76,875
Rabobank USA Financial Corp. 0.22%–0.25% due 7/5–11/14/2011	74,700	74,686
U.S. Treasury Bills 0.163%–0.19% due 7/7/2011–1/12/2012	70,900	70,889
American Honda Finance Corp. 0.23% due 7/18/2011	61,400	61,393
Toyota Motor Credit Corp. 0.15%–0.17% due 7/21–8/5/2011	51,500	51,493
Straight-A Funding LLC 0.18%–0.19% due 7/13–8/3/20114	51,416	51,412
Toronto-Dominion Holdings USA Inc. 0.15% due 7/29/20114	50,000	49,994
Novartis Securities Investment Ltd. 0.19% due 11/14/20114	47,600	47,553
KfW 0.13%–0.17% due 7/6–8/12/20114	45,300	45,298
Federal Home Loan Bank 0.135%–0.14% due 12/14/2011–2/23/2012	41,000	40,958
Caisse d’Amortissement de la Dette Sociale 0.19%–0.27% due 8/19–10/14/20114	40,100	40,087
Variable Funding Capital Company LLC 0.19% due 7/14/20114	39,500	39,497
Jupiter Securitization Co., LLC 0.19% due 7/12/20114	38,200	38,197
Coca-Cola Co. 0.15% due 8/22/20114	36,500	36,494
Société Générale North America, Inc. 0.03% due 7/1/2011	35,500	35,500
Federal Farm Credit Banks 0.15% due 2/16/2012	25,000	24,973
Private Export Funding Corp. 0.20% due 12/1/20114	24,400	24,380
Electricité de France 0.15% due 7/27/20114	18,800	18,798
BNZ International Funding Ltd. 0.23% due 9/21/20114	6,600	6,597

Total short-term securities (cost: $1,873,461,000)		1,873,573

Total investment securities (cost: $17,000,996,000)		22,390,309
Other assets less liabilities		(58,710)

Net assets		$22,331,599

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $10,218,337,000, which represented 45.76% of the net assets of the fund. This amount includes $10,038,410,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,088,493,000, which represented 4.87% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$45,000	.20%
First Southern Bancorp, Inc.	12/17/2009	28,377	14,781	.07
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	9,150	.04
Angie’s List, Inc., Series D	3/15/2011	20,000	20,000	.09
Talmer Bank and Trust	4/28/2010	9,900	13,200	.06
Value Creation Inc.	8/25/2005–9/1/2006	33,229	2,348	.01
Allied Medical Ltd.	8/26/2005–11/15/2005	8	409	.00
HSW International, Inc.	12/17/2007	907	144	.00
Five Star Travel Corp.	12/17/2007	24	14	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00
Total restricted securities		$182,315	$105,046	.47%

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,215,000, which represented .01% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/2011 (000)

ENN Energy Holdings Ltd.	69,350,000	—	5,500,000	63,850,000	$2,946	$217,034
Hittite Microwave Corp.	1,959,000	225,500	100,000	2,084,500	—	129,051
Compuware Corp.	11,270,000	500,000	—	11,770,000	—	114,875
PT Sumber Alfaria Trijaya Tbk	—	274,541,000	—	274,541,000	224	108,850
Delticom AG	728,265	211,656	—	939,921	3,223	100,587
Dah Sing Financial Holdings Ltd.	16,819,400	2,102,425	860,800	18,061,025	2,093	92,546
Dah Sing Financial Holdings Ltd.,
rights, expire 2010	—	2,102,425	2,102,425	—	—	—
Jain Irrigation Systems Ltd.	3,925,140	19,778,564	166,140	23,537,564	2	89,789
Comstock Resources, Inc.	1,280,000	1,769,611	—	3,049,611	—	87,798
ZOLL Medical Corp.	1,514,270	17,970	75,317	1,456,923	—	82,549
Integra LifeSciences Holdings Corp.	1,382,590	227,388	72,000	1,537,978	—	73,531
Pipavav Shipyard Ltd.	32,910,000	7,380,000	—	40,290,000	—	69,182
Manappuram General Finance and Leasing Ltd.	19,962,050	25,902,050	—	45,864,100	—	57,823
Manappuram General Finance and Leasing Ltd.	—	8,948,714	—	8,948,714	—	11,282
Exillon Energy PLC	7,369,660	2,250,000	—	9,619,660	—	67,154
Drogasil SA, ordinary nominative	3,253,500	6,386,400	157,300	9,482,600	772	64,710
Brait SA	—	25,388,200	—	25,388,200	—	62,091
Brait SA, rights, expire 2011	—	19,041,150	19,041,150	—	—	—
Lions Gate Entertainment Corp.	9,100,000	—	—	9,100,000	—	60,242
Beacon Roofing Supply, Inc.	1,360,000	1,232,000	—	2,592,000	—	59,149
Northgate PLC	10,626,805	—	—	10,626,805	—	55,928
Emeritus Corp.	1,765,000	800,000	—	2,565,000	—	54,506
Jumbo SA	9,249,878	—	2,095,000	7,154,878	2,061	54,017
Websense, Inc.	—	2,015,000	—	2,015,000	—	52,330
China High Precision Automation Group Ltd.*	34,179,000	29,321,000	—	63,500,000	405	49,791
Goodpack Ltd.	26,360,000	3,700,000	—	30,060,000	1,144	44,846
Goodpack Ltd., warrants, expire 2012	5,272,000	—	—	5,272,000	—	4,764
ArthroCare Corp.	200,000	1,245,400	—	1,445,400	—	48,378
Quantum Corp.	12,568,897	—	—	12,568,897	—	41,477
Quantum Corp. 3.50% convertible notes 2015	—	$4,900,000	—	$4,900,000	107	5,335
Cadence Pharmaceuticals, Inc.	—	5,042,279	—	5,042,279	—	46,389
Ekornes ASA	2,019,750	—	—	2,019,750	2,803	45,674
Coal of Africa Ltd.	27,975,000	9,160,000	—	37,135,000	—	44,770
JSE Ltd.	3,990,234	755,011	—	4,745,245	1,377	44,609
Real Nutriceutical Group Ltd.*	32,400,000	30,400,000	—	62,800,000	162	41,308
National Financial Partners Corp.	3,174,800	—	—	3,174,800	—	36,637
National Financial Partners Corp. 4.00%
convertible notes 2017	$4,000,000	—	—	$4,000,000	120	4,515
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	2,666	40,964
Exponent, Inc.	936,400	—	—	936,400	—	40,743
Gem Diamonds Ltd.	10,255,000	806,300	—	11,061,300	—	40,709
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	37,864
Savient Pharmaceuticals, Inc.	2,326,345	2,200,655	232,800	4,294,200	—	32,164
Savient Pharmaceuticals, Inc. 4.75%
convertible notes 2018	—	$3,400,000	—	$3,400,000	66	3,404
Cox and Kings (India) Ltd.	2,716,000	5,411,900	—	8,127,900	—	33,109
Cox and Kings (India) Ltd. (GDR)	165,000	165,000	—	330,000	—	1,344
Super Group Ltd.	—	29,500,000	—	29,500,000	857	34,398
CJ CGV Co., Ltd.	—	1,235,000	—	1,235,000	225	34,343
Cline Mining Corp.	—	14,300,300	—	14,300,300	—	33,955
FormFactor, Inc.	3,715,000	—	—	3,715,000	—	33,658
Frigoglass SAIC	869,298	1,489,606	—	2,358,904	—	33,220
Pharmacyclics, Inc.*	1,000,000	2,062,300	—	3,062,300	—	31,970
Ennis, Inc.	2,065,810	—	332,118	1,733,692	858	30,166
Harvest Natural Resources, Inc.	1,650,000	385,000	—	2,035,000	—	22,446
Harvest Natural Resources, Inc. 8.25%
convertible notes 2013	$3,000,000	—	—	$3,000,000	186	6,113
ValueVision Media, Inc., Class A	—	3,686,093	—	3,686,093	—	28,199
Limelight Networks, Inc.	—	6,000,000	—	6,000,000	—	27,360
Mood Media Corp.	6,375,000	—	—	6,375,000	—	19,830
Mood Media Corp. (CDI) (GBP denominated)	—	2,375,000	—	2,375,000	—	7,388
Comfort Systems USA, Inc.	1,905,000	571,000	—	2,476,000	314	26,270
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	437	26,107
Domino’s Pizza Enterprises Ltd.	4,482,300	—	480,000	4,002,300	420	25,969
Talison Lithium Ltd.	—	6,425,000	171,800	6,253,200	—	24,638
Amtek Engineering Ltd.	—	30,199,000	—	30,199,000	—	24,392
Jaguar Mining Inc.	5,035,000	—	—	5,035,000	—	24,015
First Southern Bancorp, Inc.	1,344,915	—	—	1,344,915	—	14,781
First Southern Bancorp, Inc., Series C,
convertible preferred	2,299	—	—	2,299	—	9,150
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	23,131
Fluidigm Corp.	—	984,234	—	984,234	—	14,030
Fluidigm Corp.	—	500,000	—	500,000	—	8,385
Fluidigm Corp., Series E, convertible preferred	1,309,740	—	1,309,740	—	—	—
Fluidigm Corp., warrant, expire 2011	1	—	1	—	—	—
CDON Group AB	—	3,555,515	—	3,555,515	—	21,634
Tethys Petroleum Ltd.	11,505,100	8,622,400	1,778,800	18,348,700	—	$20,546
Infotech Enterprises Ltd.	6,000,000	—	—	6,000,000	—	19,394
Immersion Corp.	—	2,254,000	—	2,254,000	—	19,227
Douglas Dynamics, Inc.	1,175,000	—	—	1,175,000	1,140	18,553
Mahindra Lifespace Developers Ltd.*	1,133,612	1,023,768	—	2,157,380	—	17,508
OnMobile Global Ltd.	2,837,000	4,347,110	—	7,184,110	—	17,442
Standard Parking Corp.	998,000	50,600	—	1,048,600	—	16,746
School Specialty, Inc.*	810,000	343,240	—	1,153,240	—	16,595
SinoTech Energy Ltd. (ADR)	—	3,820,900	—	3,820,900	—	15,818
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	228	15,213
Green Packet Bhd.	29,583,116	—	—	29,583,116	—	8,191
Green Packet Bhd.	23,016,100	—	—	23,016,100	—	6,373
National American University Holdings, Inc.	1,515,000	—	—	1,515,000	136	14,256
POLYTEC Holding AG, non-registered shares	—	1,280,120	—	1,280,120	—	14,093
Pacific Coal, SA	—	17,000,000	—	17,000,000	—	12,339
Pacific Coal, SA, warrants, expire 2016	—	8,500,000	—	8,500,000	—	1,322
Pacific Coal, SA, subscription receipts	—	17,000,000	17,000,000	—	—	—
Petrodorado Energy Ltd.	22,400,000	16,000,000	—	38,400,000	—	12,144
Cpl Resources PLC	2,975,986	—	—	2,975,986	203	11,651
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	417	11,250
Obtala Resources Ltd.	8,500,000	—	—	8,500,000	—	5,458
Obtala Resources Ltd.	7,950,000	—	—	7,950,000	—	5,105
BG Medicine, Inc.	—	1,036,634	—	1,036,634	—	7,014
BG Medicine, Inc.	—	374,213	—	374,213	—	2,979
BG Medicine, Inc., warrants, expire 2020	57,692	28,846	34,617	51,921	—	350
BG Medicine, Inc. 12.00%
convertible notes 2011	$500,000	$250,000	$750,000	—	46	—
BG Medicine, Inc., Series D,
convertible preferred	1,538,462	—	1,538,462	—	—	—
Tilaknager Industries Ltd.	—	8,890,000	—	8,890,000	—	8,504
EACOM Timber Corp.	23,000,000	3,200,000	—	26,200,000	—	8,422
Talwalkars Better Value Fitness Ltd.	—	1,446,000	—	1,446,000	—	8,162
Sirius Minerals PLC	—	56,804,735	—	56,804,735	—	8,159
Imagelinx PLC	21,385,714	—	450,000	20,935,714	—	336
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
AAC Acoustic Technologies Holdings Inc.†	70,922,000	10,870,000	22,255,000	59,537,000	2,135	—
athenahealth, Inc.†	1,894,998	107,000	623,635	1,378,363	—	—
Avid Technology, Inc.†	2,039,944	—	281,057	1,758,887	—	—
Blue Nile, Inc.†	829,140	—	582,575	246,565	—	—
CKX, Inc.†	6,070,427	—	6,070,427	—	—	—
Duff & Phelps Corp., Class A†	2,205,300	—	2,205,300	—	282	—
East West Bancorp, Inc.†	6,937,515	1,500,000	1,500,000	6,937,515	578	—
Fourlis†	3,855,540	—	2,045,540	1,810,000	—	—
Gran Colombia Gold SA†	45,056,000	15,684,000	45,056,000	15,684,000	—	—
Gran Colombia Gold SA,
warrants, expire 2015†	22,528,000	5,632,000	26,778,000	1,382,000	—	—
Gruppo MutuiOnline SpA†	2,388,968	628,968	2,326,375	691,561	421	—
Gulf Keystone Petroleum Ltd.†	51,987,632	750,000	16,596,765	36,140,867	—	—
Harry Winston Diamond Corp.
(CAD denominated)†	4,292,400	4,292,400	6,442,900	2,141,900	—	—
Harry Winston Diamond Corp.†	372,600	—	114,500	258,100	—	—
Interline Brands, Inc.†	1,882,000	—	735,017	1,146,983	—	—
KAB Distribution Inc.†	9,700,000	—	9,700,000	—	—	—
LoopNet, Inc.†	2,278,440	—	1,804,705	473,735	—	—
Maple Energy PLC†	9,390,000	—	9,390,000	—	—	—
Masterskill Education Group Bhd.†	24,300,000	—	24,300,000	—	—	—
Mobile Mini, Inc.†	2,221,600	540,000	1,001,385	1,760,215	—	—
Net 1 UEPS Technologies, Inc.†	2,768,873	—	2,768,873	—	—	—
Newron Pharmaceuticals SpA†	257,000	—	143,000	114,000	—	—
Newron Pharmaceuticals SpA†	142,000	—	105,779	36,221	—	—
Petroceltic International PLC†	137,014,652	—	137,014,652	—	—	—
Petroleum Development Corp.†	1,537,000	—	1,125,000	412,000	—	—
PixArt Imaging Inc.†	8,415,000	—	8,415,000	—	—	—
Regal Petroleum PLC†	21,693,000	2,500,000	24,193,000	—	—	—
SAF-HOLLAND SA, non-registered shares†	1,655,600	—	—	1,655,600	—	—
Schweitzer-Mauduit International, Inc.†	—	920,000	200,000	720,000	271	—
SeLoger.com†	982,201	—	982,201	—	—	—
Shengli Oil & Gas Pipe Holdings Ltd.†	137,365,500	—	137,365,500	—	—	—
Thoratec Corp.†	3,201,500	600,000	2,070,500	1,731,000	—	—
TranS1 Inc.†	1,338,731	—	1,338,731	—	—	—
Vital Images, Inc.†	792,000	—	792,000	—	—	—
					$29,325	$3,362,516

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2010; it was not publicly disclosed.
†Unaffiliated issuer at 6/30/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Consumer discretionary	$1,868,107	$2,002,665	*	$14	$3,870,786
Industrials	1,108,974	2,051,294	*	430	3,160,698
Information technology	1,766,498	1,220,526	*	144	2,987,168
Health care	1,735,830	757,733	*	21,044	2,514,607
Financials	1,335,247	829,939	*	27,981	2,193,167
Materials	429,665	1,097,669	*	7,227	1,534,561
Energy	890,240	441,583	*	2,348	1,334,171
Consumer staples	193,400	783,832	*	11,256	988,488
Utilities	—	366,051	*	—	366,051
Telecommunication services	259,061	56,537	*	—	315,598
Miscellaneous	654,072	464,242	*	—	1,118,314
Preferred stocks	7,910	—		—	7,910
Warrants	7,433	1,322		350	9,105
Convertible securities	10,585	28,162		74,150	112,897
Bonds & notes	—	3,215		—	3,215
Short-term securities	—	1,873,573		—	1,873,573
Total	$10,267,022	$11,978,343		$144,944	$22,390,309

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,038,410,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2011 (dollars in thousands):

	Beginning value at	Transfers			Net realized	Unrealized	Transfers out	Ending value
	10/1/2010	into Level 3†	Purchases	Sales	loss	depreciation	of Level 3†	at 6/30/2011

Investment securities	$104,314	$24,729	$94,412	$(49,930)	$(7,828)	$(18,402)	$(2,351)	$144,944

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands):								$(26,784)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,311,075
Gross unrealized depreciation on investment securities	(1,208,026)
Net unrealized appreciation on investment securities	5,103,049
Cost of investment securities for federal income tax purposes	17,287,260

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0811O-S29478

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 26, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 26, 2011